10. INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Tables
Summary of inventory
	As of December 31, 2017	As of December 31, 2016
Classes of inventory	ThCh$	ThCh$
Wine in bulk (a)	154,421,580	149,875,913
Bottled wines (b)	54,032,816	57,524,535
Semi-finished wines	5,945,781	4,763,079
Liquors	4,273,575	3,400,754
Material and Supplies (c)	12,816,687	11,387,419
Other Products	4,242,652	3,338,056
Total inventory, net	235,733,091	230,289,756

(a)	Within “Wine in Bulk” is included the non-bottled wine.

(b)	Within bottled wines is included the wine once concluded the bottling process.

(c)	In material and supplies are included all those necessary resources for the wine production.

(d)	In other products are all those inventory not included in the above lines, such as beverages other than wine and merchandising material.

Changes of estimates to net realizable value
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
	ThCh$	ThCh$	ThCh$
Beginning balance	(2,306,166)	(2,481,150)	(3,036,299)
Estimation of obsolescence	(1,339,215)	(1,114,952)	(3,071,587)
Use of provision	1,897,792	1,289,936	3,626,736
Total	(1,747,589)	(2,306,166)	(2,481,150)

Summary of direct costs
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
	ThCh$	ThCh$	ThCh$
Direct cost	382,485,664	385,682,789	365,309,652